Debt - Bridge Facility (Details) - Bridge Loan - Bridge Facility - USD ($)	May 07, 2017	Jul. 01, 2017	Jun. 20, 2017
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 2,100,000,000.0		$ 1,000,000,000.0
Structuring fee	0.225%
Commitment fee	0.225%
Commitment fee amount	$ 9,500,000
Outstanding borrowings		$ 0